RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - ROU ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 31, 2018	Dec. 30, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 10,342
Terminations	(1,627)
Depreciation of right-of-use assets (note 9)	(13,295)
Right-of-use assets	$ 73,539		$ 0
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 78,100